JPMorgan Equity Premium Income Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.2%
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc.	284	36,823
RTX Corp.	312	41,371
TransDigm Group, Inc.	29	39,553
		117,747
Air Freight & Logistics — 1.0%
FedEx Corp.	60	14,694
United Parcel Service, Inc., Class B	416	45,703
		60,397
Banks — 0.5%
Bank of America Corp.	478	19,941
US Bancorp	340	14,343
		34,284
Beverages — 3.6%
Coca-Cola Co. (The)	1,064	76,190
Keurig Dr Pepper, Inc.	717	24,540
Monster Beverage Corp. *	746	43,675
PepsiCo, Inc.	579	86,746
		231,151
Biotechnology — 3.1%
AbbVie, Inc.	502	105,171
Regeneron Pharmaceuticals, Inc.	80	50,790
Vertex Pharmaceuticals, Inc. *	91	44,159
		200,120
Broadline Retail — 1.4%
Amazon.com, Inc. *	473	89,896
Building Products — 2.1%
Carrier Global Corp.	708	44,878
Trane Technologies plc	269	90,724
		135,602
Capital Markets — 2.2%
Ameriprise Financial, Inc.	132	63,773
CME Group, Inc.	279	74,079
		137,852
Chemicals — 1.5%
Linde plc	154	71,732
PPG Industries, Inc.	222	24,246
		95,978
Communications Equipment — 0.4%
Motorola Solutions, Inc.	52	22,734
Consumer Finance — 0.9%
American Express Co.	211	56,650

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	34	32,440
Walmart, Inc.	503	44,173
		76,613
Electric Utilities — 3.5%
Entergy Corp.	233	19,945
NextEra Energy, Inc.	1,220	86,482
PG&E Corp.	1,277	21,946
Southern Co. (The)	1,062	97,619
		225,992
Electrical Equipment — 2.0%
AMETEK, Inc.	57	9,882
Eaton Corp. plc	275	74,775
Emerson Electric Co.	378	41,414
		126,071
Entertainment — 0.3%
Walt Disney Co. (The)	200	19,755
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B *	97	51,810
Corpay, Inc. *	131	45,796
Fiserv, Inc. *	161	35,494
Jack Henry & Associates, Inc.	90	16,427
Mastercard, Inc., Class A	194	106,342
Visa, Inc., Class A	307	107,500
		363,369
Food Products — 1.3%
Mondelez International, Inc., Class A	1,232	83,576
Ground Transportation — 0.9%
CSX Corp.	1,512	44,489
Union Pacific Corp.	57	13,484
		57,973
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	118	15,677
Boston Scientific Corp. *	330	33,276
Medtronic plc	603	54,157
Stryker Corp.	221	82,517
		185,627
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	158	82,795
Health Care REITs — 0.3%
Ventas, Inc.	136	9,312
Welltower, Inc.	80	12,303
		21,615

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 4.2%
Booking Holdings, Inc.	7	33,068
Chipotle Mexican Grill, Inc. *	1,032	51,834
McDonald's Corp.	297	92,737
Yum! Brands, Inc.	567	89,228
		266,867
Household Products — 1.6%
Church & Dwight Co., Inc.	396	43,671
Procter & Gamble Co. (The)	347	59,089
		102,760
Industrial Conglomerates — 1.4%
3M Co.	188	27,539
Honeywell International, Inc.	293	62,097
		89,636
Industrial REITs — 0.4%
Prologis, Inc.	237	26,514
Insurance — 3.9%
Aon plc, Class A	59	23,478
Arthur J Gallagher & Co.	170	58,774
Chubb Ltd.	107	32,355
Progressive Corp. (The)	381	107,707
Travelers Cos., Inc. (The)	97	25,604
		247,918
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A	490	75,709
Meta Platforms, Inc., Class A	154	89,091
		164,800
IT Services — 1.6%
Accenture plc, Class A (Ireland)	154	48,029
Cognizant Technology Solutions Corp., Class A	703	53,761
		101,790
Life Sciences Tools & Services — 1.5%
Danaher Corp.	88	17,921
Thermo Fisher Scientific, Inc.	162	80,733
		98,654
Machinery — 2.2%
Caterpillar, Inc.	68	22,256
Cummins, Inc.	26	8,173
Deere & Co.	71	33,548
Ingersoll Rand, Inc.	209	16,741
Otis Worldwide Corp.	603	62,226
		142,944
Media — 1.2%
Comcast Corp., Class A	2,021	74,574

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 1.2%
CMS Energy Corp.	414	31,088
Dominion Energy, Inc.	253	14,203
Public Service Enterprise Group, Inc.	410	33,759
		79,050
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	568	59,619
EOG Resources, Inc.	487	62,474
Exxon Mobil Corp.	424	50,440
		172,533
Personal Care Products — 0.1%
Kenvue, Inc.	338	8,102
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	1,518	92,565
Eli Lilly & Co.	63	52,297
Johnson & Johnson	498	82,546
Merck & Co., Inc.	84	7,581
		234,989
Professional Services — 0.3%
Leidos Holdings, Inc.	124	16,719
Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	412	83,003
ASML Holding NV (Registered), NYRS (Netherlands)	48	32,085
Broadcom, Inc.	201	33,738
Lam Research Corp.	270	19,605
Marvell Technology, Inc.	348	21,429
NVIDIA Corp.	746	80,832
NXP Semiconductors NV (China)	356	67,710
Texas Instruments, Inc.	392	70,358
		408,760
Software — 4.8%
Cadence Design Systems, Inc. *	84	21,277
Intuit, Inc.	34	21,082
Microsoft Corp.	223	83,770
Oracle Corp.	356	49,831
Salesforce, Inc.	186	49,890
ServiceNow, Inc. *	98	77,649
		303,499
Specialized REITs — 1.9%
American Tower Corp.	97	20,994
Equinix, Inc.	65	52,789
SBA Communications Corp.	220	48,493
		122,276

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 3.3%
AutoZone, Inc. *	9	33,182
Burlington Stores, Inc. *	85	20,365
Lowe's Cos., Inc.	359	83,796
Ross Stores, Inc.	576	73,595
		210,938
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	217	48,132
Seagate Technology Holdings plc	238	20,269
		68,401
Tobacco — 0.7%
Altria Group, Inc.	239	14,340
Philip Morris International, Inc.	192	30,518
		44,858
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	46	28,846
Total Common Stocks (Cost $4,449,189)		5,441,225
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.8%
Barclays Bank PLC, ELN, 54.30%, 5/6/2025, (linked to S&P 500 Index) (United Kingdom) (a)	10	55,275
BNP Paribas, ELN, 47.80%, 4/4/2025, (linked to S&P 500 Index) (b)	10	56,821
BNP Paribas, ELN, 57.15%, 4/28/2025, (linked to S&P 500 Index) (b)	10	60,466
BNP Paribas, ELN, 60.05%, 4/29/2025, (linked to S&P 500 Index) (b)	11	60,504
BNP Paribas, ELN, 71.50%, 4/15/2025, (linked to S&P 500 Index) (b)	10	60,280
Citigroup Global Markets Holdings, Inc., ELN, 57.70%, 4/11/2025, (linked to S&P 500 Index) (b)	10	59,247
Morgan Stanley Finance LLC, ELN, 54.01%, 5/5/2025, (linked to S&P 500 Index) (b)	10	55,519
Morgan Stanley Finance LLC, ELN, 56.83%, 4/7/2025, (linked to S&P 500 Index) (a)	10	57,140
Morgan Stanley Finance LLC, ELN, 59.93%, 4/8/2025, (linked to S&P 500 Index) (a)	10	58,169
Royal Bank of Canada, ELN, 62.54%, 4/25/2025, (linked to S&P 500 Index) (Canada) (b)	11	60,383
Royal Bank of Canada, ELN, 78.39%, 4/18/2025, (linked to S&P 500 Index) (Canada) (b)	11	60,873
Societe Generale SA, ELN, 63.80%, 4/14/2025, (linked to S&P 500 Index) (b)	10	59,026
Societe Generale SA, ELN, 72.42%, 4/21/2025, (linked to S&P 500 Index) (b)	11	60,825
Toronto-Dominion Bank (The), ELN, 77.00%, 4/22/2025, (linked to S&P 500 Index) (Canada) (a)	11	59,969
Wells Fargo Bank, ELN, 51.23%, 5/2/2025, (linked to S&P 500 Index) (b)	9	55,168
Total Equity-Linked Notes (Cost $884,954)		879,665

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (c) (d) (Cost $63,329)	63,310	63,329
Total Investments — 100.0% (Cost $5,397,472)		6,384,219
Liabilities in Excess of Other Assets — (0.0)% ^		(1,858)
NET ASSETS — 100.0%		6,382,361

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,441,225	$—	$—	$5,441,225
Equity Linked Notes	—	879,665	—	879,665

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$63,329	$—	$—	$63,329
Total Investments in Securities	$5,504,554	$879,665	$—	$6,384,219
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$—	$2,356,707	$2,293,387	$9	$—	$63,329	63,310	$1,864	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	1,105	1,105	—	—	—	—	1	—
Total	$—	$2,357,812	$2,294,492	$9	$—	$63,329		$1,865	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.